SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 item	Dec. 31, 2025 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC, deposit at financial institutions | $	$ 666,362		$ 1,089,406
Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1
Supplier concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers		1
Accounts receivable | Credit concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of advertisers	2		2
Accounts receivable | Credit concentration risk | Advertiser one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	53.04%		43.40%
Accounts receivable | Credit concentration risk | Advertiser two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	33.19%		38.10%
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	2	2
Revenue | Customer concentration risk | Customer one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	39.60%	40.40%
Revenue | Customer concentration risk | Customer two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	33.43%	26.80%
Accounts payable | Supplier concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1		1
Accounts payable | Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	66.65%		82.30%
Purchase | Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	91.96%	95.50%